Cover	Jan. 22, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2024
Entity File Number	1-13738
Entity Registrant Name	PSYCHEMEDICS CORPORATION
Entity Central Index Key	0000806517
Entity Tax Identification Number	58-1701987
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5220 Spring Valley Road
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(800)
Local Phone Number	522-7424
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock. $0.005 par value
Trading Symbol	PMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	289 Great Road
Entity Address, City or Town	Acton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01720